UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22720

KKR Series Trust
(Exact name of registrant as specified in charter)

555 California Street 50th Floor San Francisco, CA			94104
(Address of principal executive offices)			(Zip code)

Nicole J. Macarchuk, Esq. KKR Asset Management LLC 555 California Street 50th Floor San Francisco, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2013

Date of reporting period:	April 30, 2013

Item 1.    Reports to Stockholders.

KKR Series Trust

KKR Alternative High Yield Fund

Semi-Annual Report

April 30, 2013

(Unaudited)

Alternative High Yield Fund	April 30, 2013 (Unaudited)

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	18
Disclosure of Fund Expenses	32

The KKR Series Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The KKR Series Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the KKR Series Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments

	Par†		Value
High Yield Securities - 81.3%
Automobiles & Components - 0.7%
Delphi
5.000%, 02/15/2023	211,000		$228,407
Schaeffler Finance BV
8.500%, 02/15/2019 (a)	187,000		213,414
4.750%, 05/15/2021 (a)	324,000		328,050
			769,871
Capital Goods - 11.5%
ABC Supply Co., Inc.
5.625%, 04/15/2021	429,000		445,624
B/E Aerospace, Inc.
5.250%, 04/01/2022	406,000		432,390
Belden Inc.
5.500%, 09/01/2022 (a)	868,000		894,040
Bombardier, Inc.
6.125%, 01/15/2023 (a)	701,000		757,956
4.250%, 01/15/2016 (a)	61,000		63,669
Calcipar
6.875%, 05/01/2018 (a)	56,000		59,850
Great Lakes Dredge & Dock Corp.
7.375%, 02/01/2019	1,842,000		1,947,915
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (a)	1,346,000		1,574,820
Manitowoc Co., Inc.
5.875%, 10/15/2022	484,000		515,460
Masonite International Corp.
8.250%, 04/15/2021 (a)	112,000		125,440
Mueller Water Products, Inc.
8.750%, 09/01/2020	194,275		221,959
7.375%, 06/01/2017	1,235,000		1,268,963
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (a) (e)	1,826,957		1,954,844
Terex Corp.
6.500%, 04/01/2020	853,000		929,770
6.000%, 05/15/2021	244,000		262,300
United Rentals North America, Inc.
10.250%, 11/15/2019	915,000		1,059,113
9.250%, 12/15/2019	587,000		669,180
			13,183,293
Commercial & Professional Services - 1.1%
Ceridian Corp. LP
11.000%, 03/15/2021 (a)	158,000		178,540
8.875%, 07/15/2019 (a)	777,000		912,004
Verisure Holding MTN
8.750%, 09/01/2018 (a)	EUR	126,000	186,241
			1,276,785
Consumer Durables & Apparel - 1.9%
Easton-Bell Sports Inc.
9.750%, 12/01/2016	1,250,000		1,345,325
Edcon Proprietary Ltd.
3.453%, 06/15/2014 (a) (b)	EUR	624,000	821,680
			2,167,005

See notes to financial statements.

	Par†		Value
Consumer Services - 2.1%
Ameristar Casinos, Inc.
7.500%, 04/15/2021	484,000		$539,660
Caesars Entertainment Operating Co., Inc.
11.250%, 06/01/2017	1,546,000		1,634,895
Education Management Finance Corp. LLC
15.000%, 07/01/2018 (a)	240,528		250,149
			2,424,704
Diversified Financials - 3.4%
FTI Consulting, Inc.
6.750%, 10/01/2020	1,015,000		1,105,081
6.000%, 11/15/2022 (a)	152,000		162,260
Nuveen Investments, Inc.
9.125%, 10/15/2017 (a)	968,000		1,033,340
5.500%, 09/15/2015	687,000		692,153
TransUnion Financing Corp. LLC
11.375%, 06/15/2018	788,000		902,260
			3,895,094
Energy - 1.4%
Bill Barrett Corp.
7.625%, 10/01/2019	774,000		843,660
Hilcorp Energy I Finance Co. LP
7.625%, 04/15/2021 (a)	569,000		630,167
SandRidge Energy, Inc.
7.500%, 03/15/2021	112,000		116,200
			1,590,027
Food, Beverage & Tobacco - 0.4%
B&G Foods, Inc
7.625%, 01/15/2018	419,000		449,377

Health Care Equipment & Services - 5.4%
Community Health Systems, Inc.
5.125%, 08/15/2018	372,000		398,040
CRC Health Corp.
10.750%, 02/01/2016	2,590,000		2,641,800
DaVita HealthCare Partners, Inc.
6.625%, 11/01/2020	211,000		231,309
DJO Finance LLC
8.750%, 03/15/2018	505,000		566,862
HealthSouth Corp.
5.750%, 11/01/2024	311,000		320,330
MedAssets, Inc.
8.000%, 11/15/2018	1,876,000		2,068,290
			6,226,631
Insurance - 4.3%
CNO Financial Group, Inc.
6.375%, 10/01/2020 (a)	1,079,000		1,162,622
HUB International Ltd.
8.125%, 10/15/2018 (a)	1,016,000		1,093,470
Towergate Finance PLC
10.500%, 02/15/2019 (a)	GBP	1,668,000	2,746,020
			5,002,112
Materials - 6.0%
AM Castle & Co.
12.750%, 12/15/2016	757,000		895,153

See notes to financial statements.

	Par†		Value
Materials - 6.0% (continued)
American Rock Salt Co., LLC
8.250%, 05/01/2018 (a)	698,000		$675,315
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (a)	175,000		192,937
4.875%, 11/15/2022 (a)	186,000		190,185
Celanese US Holdings LLC
4.625%, 11/15/2022	159,000		163,770
Cemex
9.500%, 06/15/2018 (a)	550,000		627,000
9.375%, 10/12/2022 (a)	54,000		61,965
5.875%, 03/25/2019 (a)	48,000		48,840
Cemex Materials LLC
7.700%, 07/21/2025 (a)	716,000		717,790
Clearwater Paper Corp.
4.500%, 02/01/2023 (a)	171,000		170,145
Kerling PLC
10.625%, 02/01/2017 (a)	EUR	469,000	639,964
Reynolds Group Issuer, Inc. LLC
6.875%, 02/15/2021	475,000		517,750
5.750%, 10/15/2020	850,000		890,375
Ryerson, Inc.
9.000%, 10/15/2017 (a)	1,037,000		1,130,330
			6,921,519
Media - 14.1%
Block Communications, Inc.
7.250%, 02/01/2020 (a)	463,000		506,985
Catalina Marketing Corp.
10.500%, 10/01/2015 (a)	2,240,000		2,304,400
Charter Communications, LLC
7.250%, 10/30/2017	940,000		1,017,550
6.500%, 04/30/2021	1,047,000		1,135,995
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	1,331,000		1,433,072
6.500%, 11/15/2022 (a)	453,000		484,622
Good Sam Enterprises LLC
11.500%, 12/01/2016	2,008,000		2,146,050
Intelsat Jackson Holdings
7.250%, 04/01/2019	1,574,000		1,731,400
Nara Cable Funding Ltd.
8.875%, 12/01/2018 (a)	156,000		166,920
Norcell Sweden Holding 2
10.750%, 09/29/2019 (a)	EUR	731,000	1,073,273
Sinclair Television Group, Inc.
8.375%, 10/15/2018	705,000		786,075
5.375%, 04/01/2021 (a)	483,000		489,038
Sirius XM Radio, Inc.
7.625%, 11/01/2018 (a)	951,000		1,055,610
5.250%, 08/15/2022 (a)	476,000		491,470
TL Acquisitions, Inc.
11.500%, 04/15/2020 (a)	1,236,000		970,260
Virgin Media Inc.
6.375%, 04/15/2023 (a)	106,000		114,745
5.375%, 04/15/2021 (a)	235,000		250,862
			16,158,327

See notes to financial statements.

	Par†	Value
Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
Prestige Brands, Inc.
8.125%, 02/01/2020	607,000	$695,774
VWR Funding, Inc.
7.250%, 09/15/2017 (a)	417,000	444,105
		1,139,879
Real Estate - 0.5%
Realogy Group LLC
9.000%, 01/15/2020 (a)	458,000	542,730

Retailing - 3.4%
Express LLC
8.750%, 03/01/2018	1,219,000	1,325,662
Gymboree Corp.
9.125%, 12/01/2018	1,173,000	1,165,669
J Crew Group, Inc.
8.125%, 03/01/2019	544,000	584,120
Roofing Supply Group LLC
10.000%, 06/01/2020 (a)	770,000	891,275
		3,966,726
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology, Inc.
7.375%, 05/01/2018	492,000	523,365
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (a)	2,000	2,200
		525,565
Software & Services - 7.4%
Allen Systems Group, Inc.
10.500%, 11/15/2016 (a) (c)	2,685,000	1,704,975
iGATE Corp.
9.000%, 05/01/2016	637,000	694,330
Infor US, Inc
11.500%, 07/15/2018	1,122,000	1,323,960
9.375%, 04/01/2019	6,000	6,840
iPayment, Inc.
10.250%, 05/15/2018	1,706,000	1,560,990
Solera Holdings, Inc.
6.750%, 06/15/2018 (a)	1,403,000	1,509,979
VeriSign, Inc
4.625%, 05/01/2023 (a)	307,000	314,675
West Corp.
8.625%, 10/01/2018	448,000	496,160
7.875%, 01/15/2019	839,000	914,510
		8,526,419
Technology, Hardware & Equipment - 5.8%
Avaya, Inc.
7.000%, 04/01/2019 (a)	882,000	848,925
CDW LLC
12.535%, 10/12/2017	721,000	775,075
8.500%, 04/01/2019	509,000	570,716
CommScope, Inc.
8.250%, 01/15/2019 (a)	986,000	1,077,205
Sanmina Corp.
7.000%, 05/15/2019 (a)	2,088,000	2,228,940

See notes to financial statements.

	Par†	Value
Technology, Hardware & Equipment - 5.8% (continued)
Sensata Technologies BV
4.875%, 10/15/2023 (a)	1,123,000	$1,148,268
		6,649,129
Telecommunication Services - 7.1%
Cricket Communications, Inc.
7.750%, 05/15/2016	1,451,000	1,509,040
Equinix, Inc
4.875%, 04/01/2020	314,000	328,130
GCI, Inc.
8.625%, 11/15/2019	1,852,000	1,972,380
6.750%, 06/01/2021	832,000	794,560
MetroPCS Wireless, Inc
6.625%, 11/15/2020	795,000	860,587
6.250%, 04/01/2021 (a)	503,000	540,096
Sprint Nextel Corp.
9.000%, 11/15/2018 (a)	586,000	720,780
Zayo Group LLC
10.125%, 07/01/2020	186,000	219,945
8.125%, 01/01/2020	1,048,000	1,181,620
		8,127,138
Transportation - 0.8%
Continental Airlines Pass Through Trust, Class B
8.307%, 04/02/2018	167,153	178,018
Sabre, Inc.
8.500%, 05/15/2019 (a)	630,000	700,875
		878,893
Utilities - 2.5%
Calpine Corp.
7.250%, 10/15/2017 (a)	1,247,000	1,320,262
NRG Energy, Inc.
7.625%, 01/15/2018	1,035,000	1,199,306
6.625%, 03/15/2023 (a)	358,000	390,220
		2,909,788
TOTAL HIGH YIELD SECURITIES (amortized cost $91,130,857)		93,331,012

Leveraged Loans - 13.4%
Automobiles & Components - 0.2%
Allison Transmission, Inc. Term Loan, Tranche B-2
3.210%, 08/07/2017 (b)	138,643	140,326
Schaeffler Facility Term Loan, Tranche C
4.250%, 01/27/2017 (b)	135,539	137,436
		277,762
Banks - 0.3%
Ocwen Financial Corp. Term Loan, Tranche B
5.000%, 02/15/2018 (b)	346,080	352,483

Capital Goods - 1.4%
ABC Supply Co., Inc. Term Loan, Tranche B-1
N/A, 04/05/2020 (b) (d)	230,373	232,580
Alliance Laundry Systems LLC Term Loan, Tranche 1
4.500%, 12/10/2018 (b)	160,594	162,601
Fleetpride Corp. Term Loan
5.250%, 11/19/2019 (b)	89,445	89,371
Hamilton Sundstrand Industrial Term Loan
4.000%, 12/13/2019 (b)	250,470	252,756

See notes to financial statements.

	Par†	Value
Capital Goods - 1.4% (continued)
Harbor Freight Tools USA, Inc. Term Loan
5.500%, 11/14/2017 (b)	186,456	$189,346
Husky Injection Molding Term Loan
4.250%, 07/02/2018 (b)	223,650	227,938
Si Organization Term Loan, Tranche B
4.500%, 11/22/2016 (b)	62,259	62,220
SRS Distribution Term Loan, Tranche B
4.750%, 09/01/2019 (b)	278,886	282,025
Tomkins Air Distribution Term Loan, Tranche 2
9.250%, 05/11/2020 (b)	47,598	48,907
		1,547,744
Commercial & Professional Services - 0.3%
Ceridian Corp. Extended Term Loan
5.949%, 05/09/2017 (b)	198,950	202,787
Tempur-Pedic International Inc. Term Loan, Tranche B
5.000%, 03/18/2020 (b)	127,195	129,523
		332,310
Consumer Durables & Apparel - 0.4%
Fender Musical Instruments Corp. Term Loan
N/A, 04/03/2019 (b) (d)	39,734	39,926
OneStopPlus Group Term Loan
5.500%, 02/05/2020 (b)	206,020	208,468
PVH Corp. Term Loan, Tranche B
3.250%, 02/13/2020 (b)	123,355	124,589
Renfro Corp. Term Loan, Tranche B
5.750%, 01/30/2019 (b)	38,693	39,306
		412,289
Consumer Services - 0.6%
Bright Horizons Family Solutions Term Loan, Tranche B
4.000%, 01/30/2020 (b)	247,480	250,187
MGM Resorts International Term Loan, Tranche B
4.250%, 12/20/2019 (b)	416,916	423,866
		674,053
Diversified Financials - 0.4%
Citco Group Ltd. Limited Term Loan
4.250%, 06/29/2018 (b)	178,679	179,424
Nuveen Investments, Inc. Term Loan, Tranche 1
4.198%, 05/13/2017 (b)	185,055	187,649
Nuveen Investments, Inc. Term Loan, Tranche 2
6.500%, 02/28//2019 (b)	102,869	104,026
		471,099
Energy - 0.5%
Meg Energy Corp. Term Loan, Tranche 1
3.750%, 03/31/2020 (b)	90,356	91,556
Sabine Oil & Gas Term Loan, Tranche 2
8.750%, 12/31/2018 (b)	304,028	313,149
Sheridan Productions Partners Term Loan, Tranche B-2
5.000%, 10/01/2019 (b)	187,903	190,094
		594,799
Food & Staples Retailing - 0.5%
Pinnacle Foods Finance Term Loan, Tranche 1
N/A, 04/16/2020 (b) (d)	470,203	472,554

See notes to financial statements.

	Par†		Value
Food & Staples Retailing - 0.5% (continued)
Supervalue Inc. Term Loan
6.250%, 03/21/2019 (b)	127,876		$130,083
			602,637
Food, Beverage & Tobacco - 0.4%
HJ Heinz Company Term Loan, Tranche B-2
N/A, 03/27/2020 (b) (d)	275,996		278,787
North American Breweries, Inc. Term Loan, Tranche B
7.500%, 12/11/2018 (b)	171,794		175,230
			454,017
Health Care Equipment & Services - 0.6%
ABB CONSCISE Optical Group LLC Term Loan
5.500%, 02/06/2019 (b)	129,876		131,419
CHG Cos. Term Loan, Tranche 1
5.000%, 11/19/2019 (b) (c) (f)	135,154		137,477
CHG Cos. Term Loan, Tranche 2
9.000%, 11/19/2020 (b) (c) (f)	90,594		93,236
Emergency Medical Services Term Loan
4.000%, 05/25/2018 (b)	98,455		99,914
MedAssets, Inc. Term Loan, Tranche B
4.000%, 12/13/2019 (b)	57,761		58,591
Sheridan Holdings, Inc. Term Loan, Tranche 1
4.500%, 06/29/2018 (b)	121,256		122,981
			643,618
Insurance - 0.6%
CNO Financial Group, Inc. Term Loan, Tranche B-1
4.250%, 09/28/2016 (b)	23,504		23,819
Cunningham Lindsey Term Loan
5.000%, 12/10/2019 (b)	121,885		123,866
HUB International Term Loan
3.706%, 06/13/2017 (b)	264,718		267,861
Segewick Claims Management Services Term Loan, Tranche B-2
4.000%, 12/31/2016 (b)	133,439		134,564
USI Holdings Corp. Term Loan
5.250%, 12/27/2019 (b)	191,944		194,775
			744,885
Materials - 1.2%
American Rock Salt Co., LLC Term Loan
5.500%, 04/25/2017 (b)	29,831		29,954
BWay Holding Co. Term Loan
4.500%, 08/06/2017 (b)	23,275		23,610
Caraustar Industries Inc. Term Loan, Tranche 1
N/A, 04/26/2019 (b) (d)	30,499		30,728
Cemex Espana Term Loan, Tranche A-4
N/A, 02/14/2017 (b) (d)	423,998		417,638
Cemex Espana Term Loan, Tranche B-1
N/A, 02/14/2017 (b) (d)	EUR	199,798	251,254
Dupont Performance Coatings Term Loan
5.250%, 02/01/2020 (b)	EUR	53,264	71,142
Dupont Performance Coatings Term Loan, Tranche B
4.750%, 02/01/2020 (b)	116,500		118,174
General Chemical Term Loan, Tranche B
N/A, 10/06/2015 (b) (d)	114,645		116,365
Monarch Term Loan, Tranche 1
4.500%, 10/04/2019 (b)	62,966		63,871

See notes to financial statements.

	Par†	Value
Materials - 1.2% (continued)
Monarch Term Loan, Tranche 2
8.250%, 04/03/2020 (b)	47,409	$48,743
Nusil Technology LLC Term Loan
5.000%, 04/07/2017 (b)	73,801	74,366
PQ Corporation Term Loan
4.500%, 08/07/2017 (b)	90,608	91,781
Reynolds Group Issuer, Inc. Term Loan, Tranche D
4.750%, 09/28/2018 (b)	51,732	52,638
Summit Materials, LLC Term Loan, Tranche B
5.000%, 01/30/2019 (b)	15,357	15,499
		1,405,763
Media - 0.9%
Charter Communications LLC Term Loan, Tranche 1
N/A, 04/10/2020 (b) (d)	137,517	137,417
Charter Communications Operating, LLC Term Loan, Tranche D
4.000%, 05/15/2019 (b)	188,262	189,380
Hubbard Radio LLC Term Loan
4.500%, 04/28/2017 (b)	90,860	92,564
Internet Brands Inc. Term Loan, Tranche B
6.250%, 03/18/2019 (b)	334,606	336,383
NEP Group, Inc. Term Loan
4.750%, 01/22/2020 (b)	26,283	26,801
NEP Group, Inc. Term Loan, Tranche 2
9.500%, 07/22/2020 (b)	17,782	18,597
NewWave Communications, Inc. Term Loan, Tranche 1
N/A, 03/31/2020 (b) (d)	39,783	40,081
NewWave Communications, Inc. Term Loan, Tranche 2
N/A, 09/30/2020 (b) (d)	66,376	67,538
SGS International, Inc. Term Loan
5.000%, 10/17/2019 (b)	108,853	110,486
TL Acquisitions, Inc. Term Loan, Tranche 1
2.700%, 07/03/2014 (b)	54,519	42,883
		1,062,130
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Heartland Dental Care Term Loan, Tranche 1
6.250%, 12/21/2018 (b)	69,815	70,949
VWR Funding, Inc. Extended Term Loan, Tranche B-1
4.198%, 04/03/2017 (b)	20,785	21,080
		92,029
Real Estate - 0.3%
Altisource Portfolio Solutions Term Loan, Tranche B
5.750%, 11/27/2019 (b) (c) (f)	98,230	99,704
Realogy Group LLC Term Loan
4.448%, 10/10/2016 (b)	13,204	13,387
Realogy Group LLC Term Loan, Tranche B-1
4.500%, 03/05/2020 (b)	202,567	205,367
		318,458
Retailing - 1.0%
David’s Bridal, Inc. Term Loan
5.000%, 10/11/2019 (b)	31,885	32,370
Guitar Center Inc. Term Loan
5.540%, 04/09/2017 (b)	424,725	423,795
Gymboree Corp. Term Loan
5.000%, 02/23/2018 (b)	259,860	254,844

See notes to financial statements.

	Par†	Value
Retailing - 1.0% (continued)
Michaels Stores, Inc. Term Loan, Tranche B
3.750%, 01/28/2020 (b)	319,648	$323,270
The Container Store, Term Loan
5.500%, 03/21/2019 (b)	63,601	64,793
		1,099,072
Software & Services - 1.7%
Asurian, LLC Term Loan, Tranche B-1
4.500%, 05/24/2019 (b)	270,587	274,260
CCC Information Services Inc. Term Loan
5.250%, 12/20/2019 (b)	252,488	255,961
EZE Castle Software, Inc. Term Loan, Tranche 1
4.750%, 04/06/2020 (b)	123,745	125,859
EZE Castle Software, Inc. Term Loan, Tranche 2
8.750%, 04/05/2021 (b)	91,312	93,395
Genesys Telecommunications Laboratories, Inc. Term Loan
4.000%, 02/08/2020 (b)	24,553	24,850
Kronos Inc. Term Loan
4.500%, 10/30/2019 (b)	5,247	5,328
Misys PLC Term Loan
7.250%, 12/12/2018 (b)	567,361	578,532
RedPrairie Corp. Term Loan, Tranche 1
6.750%, 12/21/2018 (b)	171,239	175,413
RedPrairie Corp. Term Loan, Tranche 2
11.250%, 12/21/2019 (b)	135,313	143,883
Travelport LLC Term Loan, Tranche 2
9.500%, 01/31/2016 (b)	161,503	166,146
Worldpay Ltd. Term Loan, Tranche 1
N/A, 11/01/2019 (b) (c) (d) (f)	112,855	114,326
		1,957,953
Technology, Hardware & Equipment - 0.8%
Avaya, Inc. Term Loan, Tranche B-5
8.000%, 03/31/2018 (b)	139,371	139,668
CDW Corporation Term Loan, Tranche 1
N/A, 04/30/2020 (b) (d)	421,174	423,019
Edwards Limited Term Loan, Tranche B
4.750%, 03/26/2020 (b)	188,289	189,622
IPC Systems, Inc. Externded Term Loan, Tranche B-1
N/A, 07/31/2017 (b) (d)	6,935	6,935
IPC Systems, Inc. Term Loan, Tranche C
7.750%, 07/31/2017 (b)	187,426	187,661
Mitel US Holdings Term Loan, Tranche 1
N/A, 02/27/2019 (b) (d)	15,856	15,915
		962,820
Telecommunication Services - 0.6%
Integra Telecom Holdings Term Loan
6.000%, 02/22/2019 (b)	92,597	94,719
Lightower Fiber LLC Term Loan, Tranche 1
N/A, 04/15/2020 (b) (d)	131,883	133,530
Lightower Fiber LLC Term Loan, Tranche 2
N/A, 03/15/2021 (b) (d)	28,503	29,180

See notes to financial statements.

	Par†	Value
Telecommunication Services - 0.6% (continued)
SBA Senior Finance II LLC Term Loan, Tranche B
3.750%, 09/28/2019 (b)	23,591	$23,794
Telx Group, Inc. Term Loan
6.250%, 09/25/2017 (b)	249,443	252,456
Windstream Corp. Term Loan, Tranche B-4
3.500%, 01/23/2020 (b)	33,547	33,757
Zayo Group LLC Term Loan
4.500%, 07/02/2019 (b)	114,898	116,400
		683,836
Transportation - 0.0%
AWAS Finance Term Loan
3.500%, 06/10/2016 (b)	17,790	17,985
Sabre Inc. Term Loan, Tranche B
5.250%, 02/19/2019 (b)	13,883	14,116
		32,101
Utilities - 0.6%
Calpine Corp. Term Loan, Tranche B-3
4.000%, 10/09/2019 (b)	237,726	241,259
Cedar Bay Generating Company, LP Term Loan, Tranche B
N/A, 03/18/2020 (b) (d)	57,018	56,840
Dynergy Inc. Term Loan, Tranche B
N/A, 04/08/2020 (b) (d)	129,246	129,545
Dynergy Inc. Term Loan, Tranche B-2
N/A, 04/16/2020 (b) (d)	204,849	205,324
		632,968
TOTAL LEVERAGED LOANS (amortized cost $15,143,782)		15,354,826

ASSET- BACKED SECURITY - 0.7%
Banks - 0.7%
Standard Charter Bank
15.281%, 06/09/2015 (a) (b) (c)	790,000	826,182
TOTAL ASSET- BACKED SECURITY (amortized cost $823,204)		826,182

Preferred Stock - 0.0%
Banks - 0.0%
Ally Financial, Inc., Series 2
8.125%	423	11,586
Federal Home Loan Mortgage Corp., Series Z
8.375%	2,500	11,850
Federal National Mortgage Association, Series S
8.250%	5,793	26,532
TOTAL PREFERRED STOCK (cost $50,737)		49,968

TOTAL INVESTMENTS (cost $107,148,580) - 95.4%		109,561,988
OTHER ASSETS EXCEEDING LIABILITIES, NET - 4.6%		5,280,979
NET ASSETS - 100.00%		$114,842,967

†	In U.S. Dollars unless otherwise indicated.
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  As of April 30, 2013, these securities amounted to $42,722,924, which represents 37.2% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of April 30, 2013.
(c)	Security considered illiquid. The total value of these securities as of April 30, 2013 was $2,975,900 and represented 2.6% of net assets.

See notes to financial statements.

(d)	Unsettled bank loan. Interest rate not available as of April 30, 2013.
(e)	Represents a payment in-kind security which may pay interest/dividend in additional par/shares.
(f)	Security considered restricted. The total value of these securities as of April 30, 2013 was $444,743 and represented 0.4% of net assets.

The following are the details of the  restricted securities held by the Fund:

		Acquisition	Amortized		% of Net
	Par	Date	Cost	Value	Assets
Altisource Portfolio Solutions Term Loan, Tranche B
5.750%, 11/27/2019	98,230	11/20/2012	$97,302	$99,704	0.1%
CHG Cos. Term Loan, Tranche 1
5.000%, 11/19/2019	135,154	11/13/2012	133,867	137,477	0.1%
CHG Cos. Term Loan, Tranche 2
9.000%, 11/19/2020	90,594	11/13/2012	88,858	93,236	0.1%
WorldPay Inc. Term Loan, Tranche 1
N/A, 11/01/2019	112,855	4/12/2013	112,290	114,326	0.1%

EUR — Euro

GBP — Great British Pound

MTN — Medium Term Note

PLC — Public Limited Company

Country Weightings:

(% of Net Assets)

United States	83.3%
Great Britain	4.0%
Luxembourg	2.3%
Sweden	1.1%
Canada	1.1%
Spain	0.7%
Singapore	0.7%
South Africa	0.7%
Mexico	0.7%
Germany	0.6%
Netherlands	0.2%
95.4%
Other Assets Exceeding Liabilities, Net	4.6%
100.0%

The list of the open forward foreign currency contracts held by the Fund as of April 30, 2013 is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Counterparty	Unrealized Appreciation (Depreciation)
05/02/2013 - 07/10/2013	EUR	4,000,000	USD	5,190,320	Citigroup	$(76,777)
05/02/2013	USD	2,632,600	EUR	2,000,000	Citigroup	(237)
05/02/2013 - 07/10/2013	GBP	3,400,000	USD	5,208,630	Citigroup	(70,334)
05/02/2013	USD	2,640,440	GBP	1,700,000	Citigroup	(264)
						$(147,612)

See notes to financial statements.

Statement of Assets and Liabilities

Assets:
Investments, at value (amortized cost $107,148,580)	$109,561,988
Cash	5,611,760
Foreign currency, at value (cost $266,054)	266,067
Interest receivable	2,012,741
Receivable for investments sold	1,788,136
Receivable for fund shares sold	269,786
Deferred offering costs	136,255
Receivable from adviser	43,123
Prepaid expenses	42,836
Unrealized appreciation on forward foreign currency contracts	702
Total assets	119,733,394

Liabilities:
Payable for investments purchased	3,994,483
Income distribution payable	530,396
Unrealized depreciation on forward foreign currency contracts	148,314
Investment advisory fees	60,447
Payable for fund shares redeemed	37,567
Trustees’ fees	19,313
Administration fees	9,452
Distribution fees	2,017
Shareholder servicing fees	519
Other accrued expenses	87,919
Total liabilities	4,890,427
Net assets	$114,842,967

Net Assets:
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$112,045,210
Distributions in excess of net investment income	(158,416)
Accumulated net realized gain on investments	704,035
Net unrealized appreciation on investments	2,413,408
Net unrealized depreciation on forward foreign currency contracts and foreign currency transactions	(161,270)
Net assets	$114,842,967

Net asset value, offering and redemptive price per share — Investor Class* ($11,040,471 ÷ 1,075,793 shares)	$10.26
Net asset value, offering and redemptive price per share — Institutional Class* ($1,251,688 ÷ 121,963 shares)	$10.26
Net asset value, offering and redemptive price per share — KKR Class ($102,550,808 ÷ 9,994,852 shares)	$10.26

* The Investor Class and Institutional Class commenced operations on November 14, 2012.

See notes to financial statements.

Statement of Operations

For the six months ended April 30, 2013 (Unaudited)

Investment income:
Interest income	$3,992,008
Dividend income	217
Total investment income	3,992,225
Expenses:
Investment advisory fees	345,580
Administration fees	55,928
Trustees’ fees and expenses	31,877
12b-1 distribution and service fees - Investor Class	6,413
Shareholders servicing fees - Institutional Class	519
Legal fees	136,370
Deferred offering costs	87,516
Shareholders reporting expense	59,250
Transfer agency fees	41,609
Registration fees	19,725
Audit fees	16,742
Custodian fees	5,601
Other expenses	45,267
Total expenses	852,397
Less:
Investment advisory fees waived	(207,459)
Net expenses	644,938
Net investment income	3,347,287
Net realized gain (loss) on:
Investments	474,610
Forward foreign currency contracts and foregin currency transactions	229,449
Net change in unrealized appreciation (depreciation) on:
Investments	2,551,958
Forward foreign currency contracts and foreign currency transactions	(161,906)
Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	3,094,111
Net increase in net assets resulting from operations	$6,441,398

See notes to financial statements.

Statement of Changes in Net Assets

	For the six months ended April 30, 2013 (Unaudited)	October 23, 2012* to October 31, 2012
Operations:
Net investment income	$3,347,287	$157,785
Net realized gain on investments, forward foreign currency contracts and foreign currency transactions	704,059	763
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	2,390,052	(137,914)
Net increase in net assets resulting from operations	6,441,398	20,634
Dividends and distributions to shareholders from:
Net investment income
Investor Class	(159,915)	—
Institutional Class	(33,745)	—
KKR Class	(3,312,199)	(157,629)
Net realized gains
Investor Class	(297)	—
Institutional Class	(179)	—
KKR Class	(16,192)	—
Total dividends and distributions	(3,522,527)	(157,629)
Capital transactions:(1)
Investor Class**
Proceeds from shares issued	10,902,002	—
Shares issued in reinvestment of dividends and distributions	129,552	—
Redemption fee	274	—
Cost of shares redeemed	(148,008)	—
Net increase from Investor Class transactions	10,883,820	—
Institutional Class**
Proceeds from shares issued	1,211,100	—
Shares issued in reinvestment of dividends and distributions	3,557	—
Net increase from Institutional Class transactions	1,214,657	—
KKR Class*
Shares issued in connection with reorganization (2)	101	101,862,513
Cost of shares redeemed	(2,000,000)	—
Net increase (decrease) from KKR Class transactions	(1,999,899)	101,862,513
Net increase in net assets from capital shares transactions	10,098,578	101,862,513
Net increase in net assets	13,017,449	101,725,518
Net assets:
Beginning of period	101,825,518	100,000
End of period	$114,842,967	$101,825,518
(Distributions in excess of net investment income)/undistributed net investment income	$(158,416)	$156

*   The KKR Class commenced operations on October 23, 2012.

** The Investor Class and Institutional Class commenced operations on November 14, 2012.

(1) For Capital Transactions, see Note 5 in the notes to the financial statements.

(2) See Note 9 in the notes to the financial statements.

See notes to financial statements.

Financial Highlights

Per share operating performance(1)

Investor Class

	November 14, 2012* to April 30, 2013 (Unaudited)
Net asset value, beginning of period	$9.93
Income (loss) from operations:
Net investment income	0.27
Net realized and unrealized gain on investments	0.36
Total from operations	0.63
Redemption fee	0.00	‡
Dividends and distributions from:
Net investment income	(0.30)
Net realized gain	(0.00	)‡
Total dividends and distributions	(0.30)
Net asset value, end of period	$10.26
Total return†	6.43%
Ratios to average net assets
Expenses, after investment advisory fees waived	1.45	%**
Expenses, before investment advisory fees waived	1.86	%**
Net investment income	5.88	%**

Supplemental data
Net assets, end of period (000)	$11,040
Portfolio turnover rate†	36.98%

(1)  Per share calculations were performed using average shares.

*    The Investor Class commenced operations on November 14, 2012.

**  Annualized

†    Total return and Portfolio turnover rate are for the period indicated and have not been annualized.

‡    Amount represents less than 0.01 per share.

See notes to financial statements.

Financial Highlights

Per share operating performance(1)

Institutional Class

	November 14, 2012* to April 30, 2013 (Unaudited)
Net asset value, beginning of period	$9.93
Income (loss) from operations:
Net investment income	0.29
Net realized and unrealized gain on investments	0.34
Total from operations	0.63
Dividends and distributions from:
Net investment income	(0.30)
Net realized gain	(0.00	)‡
Total dividends and distributions	(0.30)
Net asset value, end of period	$10.26
Total return†	6.44%
Ratios to average net assets
Expenses, after investment advisory fees waived	1.30	%**
Expenses, before investment advisory fees waived	1.69	%**
Net investment income	6.18	%**

Supplemental data
Net assets, end of period (000)	$1,252
Portfolio turnover rate†	36.98%

(1)  Per share calculations were performed using average shares.

*    The Institutional Class commenced operations on November 14, 2012.

**  Annualized

†    Total return and Portfolio turnover rate are for the period indicated and have not been annualized.

‡    Amount represents less than 0.01 per share.

See notes to financial statements.

Financial Highlights

Per share operating performance(1)

KKR Class

	For the six months ended April 30, 2013 (Unaudited)		October 23, 2012* to October 31, 2012
Net asset value, beginning of period	$9.99		$10.00
Income (loss) from operations:
Net investment income	0.32		0.02
Net realized and unrealized gain (loss) on investments	0.28		(0.01)
Total from operations	0.60		0.01
Dividends and distributions from:
Net investment income	(0.33)		(0.02)
Net realized gain	(0.00	)‡	—
Total dividends and distributions	(0.33)		(0.02)
Net asset value, end of period	$10.26		$9.99
Total return†	6.13%		0.05%
Ratios and supplemental data
Expenses, after investment advisory fees waived	1.20	%**	1.20%**
Expenses, before investment advisory fees waived	1.59	%**	4.18%**
Net investment income	6.31	%**	7.08%**

Supplemental data
Net assets, end of period (000)	$102,551		$101,826
Portfolio turnover rate†	36.98%		0.64%

(1)  Per share calculations were performed using average shares.

*    The KKR Class commenced operations on October 23, 2012.

**  Annualized

†   Total return and Portfolio turnover rate are for the period indicated and have not been annualized.

‡    Amount represents less than 0.01 per share.

See notes to financial statements.

Notes:

1. Organization

KKR Series Trust (the “Trust”), was organized on July 16, 2012 as a statutory trust under the laws of the state of Delaware. The Trust is an open-end registered management investment company comprised of one fund, the KKR Alternative High Yield Fund (the “Fund”). The Trust commenced operations on October 23, 2012. The Fund seeks to generate an attractive total return consisting of current income and capital appreciation.  The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Asset Management LLC serves as the Fund’s investment adviser (the “Adviser”).

The Fund is registered to offer Investor Class Shares, Institutional Class Shares and KKR Class Shares. The KKR Class Shares commenced operations on October 23, 2012.  The Investor Class Shares and Institutional Class Shares commenced operations on November 14, 2012.

2. Summary of Significant Accounting Policies

Basis of Presentation — The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act.  The Board has delegated primary responsibility in ensuring these valuation policies and procedures are followed, including those relating to fair valuation, to the Adviser.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. Assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

The type of assets generally included in this category is certain preferred stock listed in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

The types of assets and liabilities generally included in this category are certain high yield securities, certain leveraged loans, certain preferred stock and certain financial instruments classified as derivatives.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

The types of assets generally included in this category are certain asset-backed securities.

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3, which the Fund recognizes at the beginning of the period the inputs change.

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjusting to the point within the bid-ask range that meets the Fund’s best estimate of fair value.

Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available. The valuation techniques used for the assets and liabilities that are valued using Level 3 of the fair value hierarchy are described below.

Asset-Backed Securities: Asset-backed securities are initially valued at transaction price and are subsequently valued using market data for similar instruments (e.g., recent transactions or broker quotes), comparisons to benchmark derivative indices or valuation models. Valuation models are based on yield analysis techniques, where the key inputs are based on relative value analyses, which incorporate similar instruments from similar issuers. In addition, an illiquidity discount is applied where appropriate.

Valuation Process

The Adviser has a valuation committee (the “Valuation Committee”), whose members consist of the Adviser’s Chief Executive Officer, Chief Financial Officer, General Counsel and certain other employees of the Adviser.  The Valuation Committee is responsible for approving pricing sources and procedures and for oversight of the Adviser’s pricing practices, including determining the valuation of investments in circumstances where no external pricing data for an investment is available.

Investments are generally valued based on quotations from third party pricing services, unless such a quotation is not available or is determined to be unreliable or inadequately representing the fair value of the particular assets.  In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. The valuation process involved in Level 3 measurements for assets and liabilities is completed daily based on the methodology and assumptions that are used in estimating the value of the investment that are approved by the Valuation Committee on at least a monthly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight, and review. For assets classified as Level 3, the investment professionals of the Adviser are responsible for documenting preliminary valuations based on various factors including their evaluation of financial and operating data, company specific developments, market valuations of comparable companies and model projections discussed above. The Adviser engages an independent valuation firm to opine on its internal valuation assessments for certain holdings over a specific dollar threshold. All valuations are approved by the Valuation Committee.

The following table presents information about the Fund’s assets and liabilities measured on a recurring basis as of April 30, 2013, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
High Yield Securities	$—	$93,331,012	$—	$93,331,012
Leveraged Loans	—	15,354,826	—	15,354,826
Asset - Backed Security	—	—	826,182	826,182
Preferred Stock	11,586	38,382	—	49,968
Total Investments in Securities	$11,586	$108,724,220	$826,182	$109,561,988

	Level 1	Level 2	Level 3	Total
Financial Derivatives Instruments
Assets — Foreign Currency Contracts	$—	$702	$—	$702
Liabilities — Foreign Currency Contracts	—	(148,314)	—	(148,314)
Total Financial Derivative Instruments	$—	$(147,612)	$—	$(147,612)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Security
Beginning balance as of October 31, 2012	$828,868
Accrued discounts/premiums	(2,285)
Change in unrealized depreciation	(401)
Ending balance as of April 30, 2013	$826,182

Change in unrealized gains/(losses) included in earnings related to securities still held at report date	$(401)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. There were no transfers between levels during the six months ended April 30, 2013, based on the input level assigned under the hierarchy at the beginning and end of the reporting period ended April 30, 2013.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value as of April 30, 2013	Valuation Technique	Unobservable Input
Asset-Backed Security	$826,182	Yield Analysis	Discount Margin - 1250bps

The Adviser utilizes several unobservable pricing inputs and assumptions in determining the fair value of its Level 3 investments. These unobservable pricing inputs and assumptions may differ by security and in the application of the Fund’s valuation methodologies. The reported fair value estimates could vary materially if the Adviser had chosen to incorporate different unobservable pricing inputs and other assumptions or, for applicable investments, if the Adviser only used either the discounted cash flow methodology or the market comparables methodology instead of assigning a weighting to both methodologies. The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the six months ended April 30, 2013, there have been no significant changes to the Fund’s fair value methodologies.

Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed.  Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the specific identified cost basis.

Foreign Currency Transactions — The books and records of the Fund are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.

The Fund bifurcates that portion of the results of operations resulting from changes in foreign exchange rates on investments and interest from the fluctuations arising from changes in market prices of securities held.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized gains/losses until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency.

For the six months ended April 30, 2013, the total amount of forward foreign currency contracts, as presented in the schedule of investments, are representative of the volume of activity for the period.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Redemption Fees — The Fund retains a redemption fee of 2.00% of the amount redeemed on shares held 30 days or less. The redemption fee is applicable to Investor Class Shares, Institutional Class Shares and KKR Class Shares. Redemption fees are recorded as an increase to paid-in capital. The Investor Class Shares retained a redemption fee of $274 for the six months ended April 30, 2013.

Classes — Class specific expenses are reimbursed by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Organization and Offering Costs — Organization costs of the Trust were paid by the Adviser under the investment advisory agreement as discussed in Note 4, while offering costs consisting of the initial prospectus and registration of the Fund will be paid by the Fund and amortized over the first 12 months of operations.

Income Taxes — The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing substantially all of its gross investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.

In order to avoid imposition of the excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including,  but not limited to, examination by tax authorities on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of April 30, 2013, and during the six months ended April 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2013, the Fund did not incur any interest or penalties.

Indemnifications — Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.

3. Risk Considerations

The Fund invests mainly in high yield securities, leveraged loans, preferred stock, asset-backed securities, and foreign currency forward contracts. These investments may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

Market Risk — Bond markets rise and fall daily. As with any investment with performance that is tied to these markets, the value of an investment in the Fund will fluctuate, which means that the shareholder could lose money.

Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price: a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Please refer to the Fund’s prospectus for a more complete description of the principal risks of investing in the Fund.

4. Agreements

Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly at an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to forego an amount of its monthly advisory fee and pay, absorb or reimburse the Fund so that total annual fund operating expenses after such reimbursement do not exceed 1.45%, 1.30% and 1.20% of the average daily net assets of the Investor Class, Institutional Class and KKR Class, respectively (excluding interest, taxes, brokerage commissions, dividend expenses, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles, extraordinary expenses and certain other Fund expenses) through at least until March 1, 2014. Under the agreement, the Adviser may recoup such reimbursements in future periods, not exceeding three years, provided the Fund’s total annual fund operating expenses plus recoupment do not exceed 1.45%, 1.30% and 1.20% of the average daily net assets of the Investor Class, Institutional Class and KKR Class, respectively, for the fiscal year.

For the six months ended April 30, 2013, the Adviser earned a net investment advisory fee of $138,121.

For the six months ended April 30, 2013, the Adviser agreed to forego an amount of its monthly advisory fee and pay, absorb or reimburse fees of the Fund in the amount of $207,459. As of April 30, 2013, the total amount subject to recoupment by the Adviser is $207,459 expiring by October 31, 2016 and $66,398 expiring by October 31, 2015.

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee equal to 0.045% of the Fund’s average daily net assets up to $500 million and 0.035% of the Fund’s average daily net assets over $500 million, subject to a minimum annual fee.

Citibank, N.A. serves as the Fund’s custodian pursuant to a custody agreement. DST Systems, Inc. serves as the Fund’s transfer agent pursuant to a transfer agency agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of the Administrator, serves as the Fund’s distributor pursuant to a distribution agreement.

The Trust has adopted a 12b-1 plan under which an annual fee of 0.25% of average daily net assets attributable to Investor Class Shares is charged to pay fees to cover sales, marketing and promotional expenses of the Investor Class Shares, as well as related ancillary services such as account maintenance and customer service to Investor Class shareholders.

The Trust has adopted a shareholder servicing plan under which a fee up to 0.10% of average daily net assets attributable to Institutional Class Shares of the Fund is paid to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services.

Other — Certain officers of the Trust are also officers of the Adviser. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5. Shares of Beneficial Interest

The following is a summary of share transactions for the six months ended April 30, 2013 and the period from October 23, 2012 (commencement of operations) to October 31, 2012.

	November 1, 2012	October 23, 2012**
	to April 30, 2013	to October 31, 2012
Investor Class*
Shares, beginning of the period	—
Shares issued	1,077,596	—
Shares issued in reinvestment of dividends and distributions	12,723	—
Shares redeemed	(14,526)	—
Increase in shares outstanding from Investor Class transactions	1,075,793	—
Shares, end of the period	1,075,793	—

Institutional Class*
Shares, beginning of the period	—
Shares issued	121,613	—
Shares issued in reinvestment of dividends and distributions	350	—
Increase in shares outstanding from Institutional Class transactions	121,963	—
Shares, end of the period	121,963	—

KKR Class
Shares, beginning of the period	10,186,251
Shares issued	10	—
Shares issued in connection with reorganization (1)	—	10,186,251
Shares redeemed	(201,409)	—
Increase in shares outstanding from KKR Class transactions	(201,399)	10,186,251
Shares, end of the period	9,984,852	10,186,251

*     The Investor Class and Institutional Class commenced operations on November 14, 2012.

**   The KKR Class commenced operations on October 23, 2012.

(1)   See Note 9 in the notes to financial statements.

As of April 30, 2013, an affiliate of the Adviser owns 9.4%, 82.6% and 100%, respectively, of the outstanding Shares of the Investor Class, Institutional Class and KKR Class Shares of the Fund.

6. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, during the six months ended April 30, 2013 were as follows:

KKR Alternative High Yield Fund

Purchases	$48,624,934
Sales	37,282,500

There were no purchases or sales of U.S. Government securities.

7. Commitments

As April 30, 2013, the Fund had unfunded financing commitments, including financial guarantees, related to other assets, including investments totaling approximately $1,770,000. The Fund did not have any significant losses as of April 30, 2013, nor does it expect any significant losses related to those assets for which it committed to purchase and fund. The Fund maintains sufficient liquidity in the form of cash or borrowing capacity to fund such unfunded loan commitments should the need arise.

8. Federal Income Taxes

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period in which the differences arise.

The tax character of dividends declared for the period from October 23, 2012 (commencement of operations) to October 31, 2012 is as follows:

	Ordinary Income	Total
KKR Alternative High Yield Fund
2012	$157,629	$157,629

As of October 31, 2012, the components of accumulated losses on a tax basis for the Fund are as follows:

	Undistributed Ordinary Income	Unrealized Appreciation	Other Temporary Differences	Total Accumulated (Losses)
KKR Alternative High Yield Fund	$174,430	$2,013,612	$(2,309,156)	$(121,114)

Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

As of April 30, 2013, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KKR Alternative High Yield Fund	$105,793,840	$4,730,111	$(961,963)	$3,768,148

9. Reorganization

On September 14, 2012, the Board approved a plan of reorganization that provided for the transfer of all of the assets of the KKR High Yield Fund, L.P., a Delaware Limited Partnership (the “Acquired Fund”), in exchange for KKR Class Shares of the Fund.  The Adviser served as the investment manager to the Acquired Fund.  The investments transferred to the Fund from the Acquired Fund were consistent with the Fund’s investment objective.

The consummation of the reorganization was on October 23, 2012.  The following are details with respect to the reorganization:

Investments, at value	$95,209,606
Interest receivable	2,240,194
Other receivables	84,957
Cash	4,327,756
Total value	$101,862,513

KKR Class shares issued	10,186,251

For federal income tax purposes, the reorganization was treated as a tax free transaction. The Fund’s basis in its initial assets is the Acquired Fund’s basis adjusted for any gain or loss recognized as a result of a deemed sale election pursuant to Treasury Regulation Section 1.337(d)-7(c).

10. Line of Credit

The Fund, along with certain other funds managed by the Adviser, is a party to a $20.0 million credit agreement with Citibank, N.A., which expires February 24, 2014. The Fund may borrow under the credit agreement to fund shareholder redemptions. The credit agreement has the following terms: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate (“LIBOR”) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum; or (c) an alternate rate per annum on amounts borrowed. The commitment fees are included in other expenses on the Statement of Operations. For the six months ended April 30, 2013, the Fund had not drawn on the credit agreement.

11. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

12. Subsequent Events

On May 17, 2013, the Board approved new service providers for the Fund effective June 1, 2013, appointing U.S. Bancorp Fund Services, LLC as administrator, fund accountant and transfer agent, U.S. Bank N.A. as custodian, and Quasar Distributors, LLC as distributor.

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value 4/30/13	Annualized Expense Ratios	Expenses Paid During Period
KKR Alternative High Yield Fund
Actual Fund Return
Investor Class*	$1,000.00	$1,064.30	1.45%	$6.85
Institutional Class*	1,000.00	1,064.40	1.30	6.14
KKR Class**	1,000.00	1,061.30	1.20	6.13
Hypothetical 5% Return***
Investor Class	$1,000.00	$1,016.24	1.45%	$7.25
Institutional Class	1,000.00	1,016.93	1.30	6.50
KKR Class	1,000.00	1,018.84	1.20	6.01

*                 Actual Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 167/365 (to reflect the inception to date period).

**          Actual Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

***   Hypothetical Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)         See Item 1.

(b)         None.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.                                                  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that such procedures are designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)           There have been no changes in the registrant’s internal control over financial reporting during the period from February 1, 2013 to April 30, 2013 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Series Trust

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Principal Executive Officer

Date: June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Principal Executive Officer
Date: June 26, 2013

By	/s/ Michael R. McFerran
Michael R. McFerran
Treasurer and Principal Financial Officer

Date: June 26, 2013